Note 16 - Other Long-term Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Other Long-term Liabilities [Table Text Block]
	December 31,
	2019	2018
Provision for retirement indemnities (Japan & France), less current portion	2,167	2,222
Provision for employee termination indemnities (Italy) less current portion	-	170
Provision for employee termination indemnities (Korea) less current portion	56	30
Provision for Asset Retirement Obligation (Japan) less current portion	117	118
Provision for warranty costs, less current portion	110	191
Conditional government advances, less current portion	1,071	1,039
Accrued interest less current portion	46	30
Total	3,567	3,800

Defined Benefit Plan, Assumptions [Table Text Block]
	Pension Benefits - France
	2019	2018
Discount rate	0.90%	1.60%
Salary increase	2.50%	2.50%
Retirement age	65	65
Average retirement remaining service period	24	24
	Pension Benefits - Japan
	2019	2018
Discount rate	0.60%	0.50%
Salary increase	2.50%	2.50%
Retirement age	60	60
Average retirement remaining service period	14	14

Schedule of Amounts Recognized in Balance Sheet [Table Text Block]
	France	Japan

Non-current liabilities	960	1,207
Current liabilities	10	22
Accumulated other comprehensive income (loss)	(67)	(136)
Total	903	1,093
	France	Japan

Non-current liabilities	966	1,255
Current liabilities	10	55
Accumulated other comprehensive income (loss)	(161)	(416)
Total	815	895

Schedule of Defined Benefit Plans Disclosures [Table Text Block]
France	2019	2018	2017

Change in benefit obligations:
Benefit obligations at beginning of year	976	895	842
Service cost	68	67	66
Interest cost	16	14	13
Net loss or (gain)	2	-	-
Actuarial (gain) or loss	(93)
Amortization of net prior service cost	1	1	1
Benefits paid	-	-	(27)
Benefit obligations at end of year (1)	969	976	895
Unrecognized actuarial (gain) loss (2)	48	141	144
Unrecognized prior service cost (2)	18	20	22
Accrued pension cost	903	815	729
Japan	2019	2018	2017

Change in benefit obligations:
Benefit obligations at beginning of year	1,311	1,182	1,162
Service cost	140	131	118
Interest cost	6	6	6
Amortization of net loss	27	26	24
Actuarial (gain) / loss	(294)	-	(12)
Benefits paid	(3)	(94)	(17)
Exchange rate impact	42	(60)	(99)
Benefit obligations at end of year (1)	1,230	1,311	1,182
Unrecognized actuarial (gain) loss (2)	136	416	412
Unrecognized prior service cost (2)	-	-	-
Accrued pension cost	1,093	895	770

Schedule of Expected Benefit Payments [Table Text Block]
	France	Japan

2020	10	22
2021	80	72
2022	-	109
2023	67	118
2024	-	163
2025-2029	265	529